UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.53%
Fixed Interest Contract	22.54
Large Cap Equity	8.74
International Equity	8.28
Real Estate Equity	5.01
Mid Cap Equity	4.74
Small Cap Equity	3.16
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 897.30	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.16
Investor Class
Actual	$1,000.00	$ 895.80	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$ 894.80	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	33.08%
Fixed Interest Contract	21.96
Large Cap Equity	14.17
International Equity	13.42
Mid Cap Equity	7.68
Small Cap Equity	5.14
Real Estate Equity	4.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 881.70	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.41
Investor Class
Actual	$1,000.00	$ 879.80	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
Class L
Actual	$1,000.00	$ 879.10	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	24.04%
Large Cap Equity	19.60
International Equity	18.58
Fixed Interest Contract	16.03
Mid Cap Equity	10.64
Small Cap Equity	7.09
Real Estate Equity	4.02
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 863.60	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$ 861.90	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Class L
Actual	$1,000.00	$ 860.90	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.34%
International Equity	23.06
Bond	18.04
Mid Cap Equity	13.22
Fixed Interest Contract	8.98
Small Cap Equity	8.81
Real Estate Equity	3.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 846.70	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.31
Investor Class
Actual	$1,000.00	$ 845.20	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.06
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.97%
International Equity	32.26
Mid Cap Equity	18.44
Small Cap Equity	12.31
Real Estate Equity	3.02
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 816.10	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
Investor Class
Actual	$1,000.00	$ 814.60	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.07	$5.81
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,160,398	Great-West Core Bond Fund Institutional Class(a)	$ 61,041,645
4,959,375	Great-West Global Bond Fund Institutional Class(a)	81,129,298
1,832,351	Great-West High Yield Bond Fund Institutional Class(a)	35,840,402
1,903,429	Great-West Inflation-Protected Securities Fund Institutional Class(a)	40,370,969
4,368,297	Great-West Multi-Sector Bond Fund Institutional Class(a)	79,453,213
1,459,420	Great-West Short Duration Bond Fund Institutional Class(a)	80,994,855
3,173,639	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	61,096,650

TOTAL BOND MUTUAL FUNDS — 47.55% (Cost $495,736,264)		$439,927,032
EQUITY MUTUAL FUNDS
1,911,746	Great-West Emerging Markets Equity Fund Institutional Class(a)	16,885,173
2,043,130	Great-West International Growth Fund Institutional Class(a)	17,093,818
5,352,215	Great-West International Value Fund Institutional Class(a)	42,636,800
2,617,026	Great-West Large Cap Growth Fund Institutional Class(a)	23,026,027
7,527,956	Great-West Large Cap Value Fund Institutional Class(a)	57,847,048
Shares		Fair Value
Equity Mutual Funds — (continued)
3,981,658	Great-West Mid Cap Value Fund Institutional Class(a)	$ 31,284,270
2,803,451	Great-West Real Estate Index Fund Institutional Class(a)	46,416,531
851,381	Great-West Small Cap Growth Fund Institutional Class(a)	8,433,378
2,813,052	Great-West Small Cap Value Fund Institutional Class(a)	20,789,633
1,817,710	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,556,143

TOTAL EQUITY MUTUAL FUNDS — 29.93% (Cost $295,231,676)		$276,968,821
Account Balance
FIXED INTEREST CONTRACT
208,660,110 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	208,660,110

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $208,660,110)		$208,660,110
TOTAL INVESTMENTS — 100.03% (Cost $999,628,050)		$925,555,963
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (279,613)
TOTAL NET ASSETS — 100.00%		$925,276,350

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,160,398	Great-West Core Bond Fund Institutional Class(a)	$ 27,716,689
4,959,375	Great-West Global Bond Fund Institutional Class(a)	36,897,751
1,832,351	Great-West High Yield Bond Fund Institutional Class(a)	16,252,957
1,903,429	Great-West Inflation-Protected Securities Fund Institutional Class(a)	18,349,056
4,368,297	Great-West Multi-Sector Bond Fund Institutional Class(a)	35,994,768
1,459,420	Great-West Short Duration Bond Fund Institutional Class(a)	13,660,167
3,173,639	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	27,769,339

TOTAL BOND MUTUAL FUNDS — 33.09% (Cost $200,566,956)		$176,640,727
EQUITY MUTUAL FUNDS
1,911,746	Great-West Emerging Markets Equity Fund Institutional Class(a)	15,867,496
2,043,130	Great-West International Growth Fund Institutional Class(a)	15,956,844
5,352,215	Great-West International Value Fund Institutional Class(a)	39,820,483
2,617,026	Great-West Large Cap Growth Fund Institutional Class(a)	21,433,446
7,527,956	Great-West Large Cap Value Fund Institutional Class(a)	54,276,565
Shares		Fair Value
Equity Mutual Funds — (continued)
3,981,658	Great-West Mid Cap Value Fund Institutional Class(a)	$ 29,305,000
2,803,451	Great-West Real Estate Index Fund Institutional Class(a)	24,305,918
851,381	Great-West Small Cap Growth Fund Institutional Class(a)	7,909,328
2,813,052	Great-West Small Cap Value Fund Institutional Class(a)	19,522,584
1,817,710	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,706,051

TOTAL EQUITY MUTUAL FUNDS — 44.97% (Cost $258,079,756)		$240,103,715
Account Balance
FIXED INTEREST CONTRACT
117,269,540 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	117,269,540

TOTAL FIXED INTEREST CONTRACT — 21.97% (Cost $117,269,540)		$117,269,540
TOTAL INVESTMENTS — 100.03% (Cost $575,916,252)		$534,013,982
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (163,419)
TOTAL NET ASSETS — 100.00%		$533,850,563

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,538,017	Great-West Core Bond Fund Institutional Class(a)	$ 57,338,407
10,246,005	Great-West Global Bond Fund Institutional Class(a)	76,230,279
3,787,073	Great-West High Yield Bond Fund Institutional Class(a)	33,591,338
3,937,712	Great-West Inflation-Protected Securities Fund Institutional Class(a)	37,959,539
9,058,325	Great-West Multi-Sector Bond Fund Institutional Class(a)	74,640,594
3,026,507	Great-West Short Duration Bond Fund Institutional Class(a)	28,328,110
6,559,229	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	57,393,259

TOTAL BOND MUTUAL FUNDS — 24.05% (Cost $417,547,318)		$ 365,481,526
EQUITY MUTUAL FUNDS
7,464,195	Great-West Emerging Markets Equity Fund Institutional Class(a)	61,952,817
8,085,532	Great-West International Growth Fund Institutional Class(a)	63,148,005
21,149,494	Great-West International Value Fund Institutional Class(a)	157,352,237
10,366,846	Great-West Large Cap Growth Fund Institutional Class(a)	84,904,468
29,558,730	Great-West Large Cap Value Fund Institutional Class(a)	213,118,440
Shares		Fair Value
Equity Mutual Funds — (continued)
15,696,497	Great-West Mid Cap Value Fund Institutional Class(a)	$ 115,526,217
7,045,658	Great-West Real Estate Index Fund Institutional Class(a)	61,085,856
3,331,681	Great-West Small Cap Growth Fund Institutional Class(a)	30,951,315
11,060,511	Great-West Small Cap Value Fund Institutional Class(a)	76,759,950
7,179,368	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,235,132

TOTAL EQUITY MUTUAL FUNDS — 59.95% (Cost $995,041,138)		$ 911,034,437
Account Balance
FIXED INTEREST CONTRACT
243,572,346 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	243,572,346

TOTAL FIXED INTEREST CONTRACT — 16.03% (Cost $243,572,346)		$ 243,572,346
TOTAL INVESTMENTS — 100.03% (Cost $1,656,160,802)		$1,520,088,309
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (508,336)
TOTAL NET ASSETS — 100.00%		$1,519,579,973

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,088,991	Great-West Core Bond Fund Institutional Class(a)	$ 18,320,452
3,272,332	Great-West Global Bond Fund Institutional Class(a)	24,346,150
1,210,732	Great-West High Yield Bond Fund Institutional Class(a)	10,739,197
1,256,899	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,116,503
2,892,021	Great-West Multi-Sector Bond Fund Institutional Class(a)	23,830,253
2,360,955	Great-West Short Duration Bond Fund Institutional Class(a)	22,098,540
2,096,190	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	18,341,658

TOTAL BOND MUTUAL FUNDS — 18.04% (Cost $147,429,183)		$129,792,753
EQUITY MUTUAL FUNDS
4,403,262	Great-West Emerging Markets Equity Fund Institutional Class(a)	36,547,077
4,752,758	Great-West International Growth Fund Institutional Class(a)	37,119,041
12,402,149	Great-West International Value Fund Institutional Class(a)	92,271,989
6,078,180	Great-West Large Cap Growth Fund Institutional Class(a)	49,780,298
17,386,660	Great-West Large Cap Value Fund Institutional Class(a)	125,357,817
Shares		Fair Value
Equity Mutual Funds — (continued)
9,231,067	Great-West Mid Cap Value Fund Institutional Class(a)	$ 67,940,652
2,941,895	Great-West Real Estate Index Fund Institutional Class(a)	25,506,232
1,970,733	Great-West Small Cap Growth Fund Institutional Class(a)	18,308,112
6,505,777	Great-West Small Cap Value Fund Institutional Class(a)	45,150,089
4,219,311	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,172,360

TOTAL EQUITY MUTUAL FUNDS — 73.00% (Cost $642,721,536)		$525,153,667
Account Balance
FIXED INTEREST CONTRACT
64,650,421 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	64,650,421

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $64,650,421)		$ 64,650,421
TOTAL INVESTMENTS — 100.03% (Cost $854,801,140)		$719,596,841
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (239,734)
TOTAL NET ASSETS — 100.00%		$719,357,107

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,838,712	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 40,161,310
5,202,129	Great-West International Growth Fund Institutional Class(a)	40,628,626
13,617,653	Great-West International Value Fund Institutional Class(a)	101,315,337
6,667,794	Great-West Large Cap Growth Fund Institutional Class(a)	54,609,232
19,021,420	Great-West Large Cap Value Fund Institutional Class(a)	137,144,435
10,102,780	Great-West Mid Cap Value Fund Institutional Class(a)	74,356,462
1,964,087	Great-West Real Estate Index Fund Institutional Class(a)	17,028,638
2,142,896	Great-West Small Cap Growth Fund Institutional Class(a)	19,907,508
Shares		Fair Value
Equity Mutual Funds — (continued)
7,144,228	Great-West Small Cap Value Fund Institutional Class(a)	$ 49,580,940
4,623,412	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,774,774

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $646,345,954)		$564,507,262
TOTAL INVESTMENTS — 100.03% (Cost $646,345,954)		$564,507,262
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (188,700)
TOTAL NET ASSETS — 100.00%		$564,318,562

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$925,555,963	$534,013,982	$1,520,088,309
Subscriptions receivable	924,380	1,276,885	354,955
Receivable for investments sold	1,505,795	195,473	2,786,651
Total Assets	927,986,138	535,486,340	1,523,229,915
LIABILITIES:
Payable for distribution fees	1,786	4,597	30,234
Payable for investments purchased	9,351	5,941	-
Payable for shareholder services fees	262,145	148,960	423,172
Payable to investment adviser	15,682	9,862	54,930
Redemptions payable	2,420,824	1,466,417	3,141,606
Total Liabilities	2,709,788	1,635,777	3,649,942
NET ASSETS	$925,276,350	$533,850,563	$1,519,579,973
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,289,874	$6,596,687	$22,708,205
Paid-in capital in excess of par	1,020,709,084	584,076,611	1,803,285,435
Undistributed/accumulated deficit	(107,722,608)	(56,822,735)	(306,413,667)
NET ASSETS	$925,276,350	$533,850,563	$1,519,579,973
NET ASSETS BY CLASS
Investor Class	$881,115,318	$486,117,679	$1,276,718,037
Class L	$8,842,736	$22,634,450	$148,264,177
Institutional Class	$35,318,296	$25,098,434	$94,597,759
CAPITAL STOCK:
Authorized
Investor Class	600,000,000	380,000,000	900,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	118,180,238	60,829,289	203,048,199
Class L	987,213	2,476,293	14,305,977
Institutional Class	3,731,286	2,661,288	9,727,875
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.46	$7.99	$6.29
Class L	$8.96	$9.14	$10.36
Institutional Class	$9.47	$9.43	$9.72
(a) Cost of investments, affiliated	$999,628,050	$575,916,252	$1,656,160,802
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$719,596,841	$564,507,262
Subscriptions receivable	449,514	129,065
Receivable for investments sold	2,719,081	1,424,528
Total Assets	722,765,436	566,060,855
LIABILITIES:
Payable for shareholder services fees	198,369	140,467
Payable to investment adviser	41,365	48,233
Redemptions payable	3,168,595	1,553,593
Total Liabilities	3,408,329	1,742,293
NET ASSETS	$719,357,107	$564,318,562
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,557,537	$9,673,181
Paid-in capital in excess of par	897,107,111	751,438,502
Undistributed/accumulated deficit	(188,307,541)	(196,793,121)
NET ASSETS	$719,357,107	$564,318,562
NET ASSETS BY CLASS
Investor Class	$670,148,370	$468,499,144
Institutional Class	$49,208,737	$95,819,418
CAPITAL STOCK:
Authorized
Investor Class	370,000,000	380,000,000
Institutional Class	25,000,000	35,000,000
Issued and Outstanding
Investor Class	100,145,865	86,645,949
Institutional Class	5,429,509	10,085,858
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.69	$5.41
Institutional Class	$9.06	$9.50
(a) Cost of investments, affiliated	$854,801,140	$646,345,954
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,445,693	$818,771	$1,747,371
Dividends, affiliated	7,222,634	3,637,194	9,642,447
Total Income	8,668,327	4,455,965	11,389,818
EXPENSES:
Management fees	501,774	290,615	846,356
Shareholder services fees – Investor Class	1,674,798	928,476	2,497,492
Shareholder services fees – Class L	16,347	42,983	286,141
Distribution fees – Class L	11,612	30,521	203,168
Total Expenses	2,204,531	1,292,595	3,833,157
Less management fees waived	399,215	225,842	482,307
Net Expenses	1,805,316	1,066,753	3,350,850
NET INVESTMENT INCOME	6,863,011	3,389,212	8,038,968
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,605,891	675,715	1,593,236
Net Realized Gain	2,605,891	675,715	1,593,236
Net change in unrealized depreciation on investments, affiliated	(120,781,053)	(78,335,415)	(260,993,155)
Net Change in Unrealized Depreciation	(120,781,053)	(78,335,415)	(260,993,155)
Net Realized and Unrealized Loss	(118,175,162)	(77,659,700)	(259,399,919)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,312,151)	$(74,270,488)	$(251,360,951)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$466,422	$-
Dividends, affiliated	4,329,559	2,793,773
Total Income	4,795,981	2,793,773
EXPENSES:
Management fees	403,218	320,966
Shareholder services fees – Investor Class	1,320,294	942,743
Total Expenses	1,723,512	1,263,709
Less management fees waived	128,783	-
Net Expenses	1,594,729	1,263,709
NET INVESTMENT INCOME	3,201,252	1,530,064
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,672,765	1,743,166
Net Realized Gain	3,672,765	1,743,166
Net change in unrealized depreciation on investments, affiliated	(141,452,764)	(134,360,756)
Net Change in Unrealized Depreciation	(141,452,764)	(134,360,756)
Net Realized and Unrealized Loss	(137,779,999)	(132,617,590)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(134,578,747)	$(131,087,526)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Conservative Profile Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$6,863,011	$25,748,090
Net realized gain	2,605,891	48,972,754
Net change in unrealized depreciation	(120,781,053)	(13,349,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,312,151)	61,370,978
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,574,041)	(51,289,235)
Class L	(41,426)	(379,352)
Institutional Class	(255,220)	(1,783,653)
From Net Investment Income and Net Realized Gains	(6,870,687)	(53,452,240)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	153,302,256	394,940,522
Class L	1,245,387	2,904,972
Institutional Class	7,466,679	20,232,702
Shares issued in reinvestment of distributions
Investor Class	6,574,041	51,289,235
Class L	41,426	379,352
Institutional Class	255,220	1,783,653
Shares redeemed
Investor Class	(196,944,664)	(317,983,935)
Class L	(924,812)	(3,993,174)
Institutional Class	(7,499,593)	(16,672,500)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(36,484,060)	132,880,827
Total Increase (Decrease) in Net Assets	(154,666,898)	140,799,565
NET ASSETS:
Beginning of Period	1,079,943,248	939,143,683
End of Period	$925,276,350	$1,079,943,248
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	19,218,564	46,052,392
Class L	129,135	288,141
Institutional Class	734,427	1,896,699
Shares issued in reinvestment of distributions
Investor Class	875,372	6,068,631
Class L	4,592	37,441
Institutional Class	26,781	166,669
Shares redeemed
Investor Class	(24,826,203)	(37,121,213)
Class L	(96,351)	(393,365)
Institutional Class	(739,066)	(1,538,902)
Net Increase (Decrease)	(4,672,749)	15,456,493
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Moderately Conservative Profile Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$3,389,212	$18,882,652
Net realized gain	675,715	36,609,999
Net change in unrealized depreciation	(78,335,415)	(3,809,632)
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,270,488)	51,683,019
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,125,366)	(37,113,835)
Class L	(93,902)	(1,431,711)
Institutional Class	(175,247)	(1,636,259)
From Net Investment Income and Net Realized Gains	(3,394,515)	(40,181,805)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	102,352,039	226,431,356
Class L	209,456	918,969
Institutional Class	3,630,658	11,668,723
Shares issued in reinvestment of distributions
Investor Class	3,125,366	37,113,835
Class L	93,902	1,431,711
Institutional Class	175,247	1,636,259
Shares redeemed
Investor Class	(122,687,841)	(220,799,040)
Class L	(832,499)	(3,012,229)
Institutional Class	(2,729,743)	(7,825,923)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,663,415)	47,563,661
Total Increase (Decrease) in Net Assets	(94,328,418)	59,064,875
NET ASSETS:
Beginning of Period	628,178,981	569,114,106
End of Period	$533,850,563	$628,178,981
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,894,166	24,101,696
Class L	20,741	87,360
Institutional Class	356,560	1,058,010
Shares issued in reinvestment of distributions
Investor Class	386,803	4,019,216
Class L	10,162	135,852
Institutional Class	18,389	150,470
Shares redeemed
Investor Class	(14,292,621)	(23,531,618)
Class L	(85,302)	(283,941)
Institutional Class	(267,172)	(709,793)
Net Increase (Decrease)	(1,958,274)	5,027,252
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Moderate Profile Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$8,038,968	$68,273,776
Net realized gain	1,593,236	129,529,978
Net change in unrealized appreciation (depreciation)	(260,993,155)	706,744
Net Increase (Decrease) in Net Assets Resulting from Operations	(251,360,951)	198,510,498
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(7,413,552)	(117,789,576)
Class L	(209,433)	(8,041,329)
Institutional Class	(465,238)	(6,301,412)
From Net Investment Income and Net Realized Gains	(8,088,223)	(132,132,317)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	183,311,642	531,617,199
Class L	369,625	1,958,537
Institutional Class	14,121,884	35,805,836
Shares issued in reinvestment of distributions
Investor Class	7,413,552	117,789,576
Class L	209,433	8,041,329
Institutional Class	465,238	6,301,412
Shares redeemed
Investor Class	(275,613,018)	(514,685,009)
Class L	(6,991,773)	(15,296,454)
Institutional Class	(11,180,452)	(52,036,535)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(87,893,869)	119,495,891
Total Increase (Decrease) in Net Assets	(347,343,043)	185,874,072
NET ASSETS:
Beginning of Period	1,866,923,016	1,681,048,944
End of Period	$1,519,579,973	$1,866,923,016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	26,595,638	70,038,942
Class L	31,936	162,432
Institutional Class	1,317,072	3,197,850
Shares issued in reinvestment of distributions
Investor Class	1,161,999	15,891,292
Class L	19,927	662,899
Institutional Class	47,184	551,874
Shares redeemed
Investor Class	(40,225,583)	(68,150,438)
Class L	(623,607)	(1,267,724)
Institutional Class	(1,070,487)	(4,524,150)
Net Increase (Decrease)	(12,745,921)	16,562,977
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Moderately Aggressive Profile Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$3,201,252	$37,611,569
Net realized gain	3,672,765	74,750,126
Net change in unrealized depreciation	(141,452,764)	(8,362,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,578,747)	103,998,699
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,000,659)	(76,783,291)
Class L(a)	-	(141)
Institutional Class	(237,740)	(4,154,032)
From Net Investment Income and Net Realized Gains	(3,238,399)	(80,937,464)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	97,085,688	384,185,793
Class L(a)	-	4,593
Institutional Class	10,212,933	9,727,043
Shares issued in reinvestment of distributions
Investor Class	3,000,659	76,783,291
Class L(a)	-	141
Institutional Class	237,740	4,154,032
Shares redeemed
Investor Class	(150,674,587)	(295,392,608)
Class L(a)	-	(16,712)
Institutional Class	(7,597,335)	(22,910,988)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,734,902)	156,534,585
Total Increase (Decrease) in Net Assets	(185,552,048)	179,595,820
NET ASSETS:
Beginning of Period	904,909,155	725,313,335
End of Period	$719,357,107	$904,909,155
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,129,018	46,080,175
Class L(a)	-	448
Institutional Class	1,046,391	892,262
Shares issued in reinvestment of distributions
Investor Class	440,626	9,528,023
Class L(a)	-	13
Institutional Class	25,785	382,079
Shares redeemed
Investor Class	(20,349,011)	(35,743,950)
Class L(a)	-	(1,678)
Institutional Class	(782,551)	(2,083,741)
Net Increase (Decrease)	(6,489,742)	19,053,631
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Aggressive Profile Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$1,530,064	$38,215,970
Net realized gain	1,743,166	78,705,670
Net change in unrealized appreciation (depreciation)	(134,360,756)	8,785,529
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,087,526)	125,707,169
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,331,529)	(76,595,764)
Class L(a)	-	(164)
Institutional Class	(241,567)	(9,149,117)
From Net Investment Income and Net Realized Gains	(1,573,096)	(85,745,045)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	63,478,492	194,715,843
Class L(a)	-	4,617
Institutional Class	17,213,074	34,479,549
Shares issued in reinvestment of distributions
Investor Class	1,331,529	76,595,764
Class L(a)	-	164
Institutional Class	241,567	9,149,117
Shares redeemed
Investor Class	(96,444,926)	(235,396,345)
Class L(a)	-	(13,424)
Institutional Class	(11,202,854)	(52,734,787)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,383,118)	26,800,498
Total Increase (Decrease) in Net Assets	(158,043,740)	66,762,622
NET ASSETS:
Beginning of Period	722,362,302	655,599,680
End of Period	$564,318,562	$722,362,302
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,381,762	27,384,044
Class L(a)	-	302
Institutional Class	1,601,585	2,981,538
Shares issued in reinvestment of distributions
Investor Class	240,348	11,324,850
Class L(a)	-	10
Institutional Class	24,827	775,128
Shares redeemed
Investor Class	(15,854,894)	(33,225,752)
Class L(a)	-	(880)
Institutional Class	(1,030,312)	(4,375,086)
Net Increase (Decrease)	(4,636,684)	4,864,154
(a)	Class L ceased operations on October 8, 2021.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$ 8.39	0.05	(0.92)	(0.87)	(0.06)	-	(0.06)	$ 7.46	(10.42%) (d)
12/31/2021	$ 8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$ 8.39	6.35%
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
Class L
06/30/2022 (Unaudited)	$10.06	0.05	(1.11)	(1.06)	(0.04)	-	(0.04)	$ 8.96	(10.52%) (d)
12/31/2021	$ 9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
Institutional Class
06/30/2022 (Unaudited)	$10.63	0.09	(1.18)	(1.09)	(0.07)	-	(0.07)	$ 9.47	(10.27%) (d)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$ 881,115	0.45% (g)	0.37% (g)	1.36% (g)	8% (d)
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$ 219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$ 271,766	0.45%	0.37%	2.33%	13%
Class L
06/30/2022 (Unaudited)	$ 8,843	0.70% (g)	0.62% (g)	1.15% (g)	8% (d)
12/31/2021	$ 9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$ 457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$ 427,340	0.70%	0.62%	2.27%	13%
Institutional Class
06/30/2022 (Unaudited)	$ 35,318	0.10% (g)	0.02% (g)	1.73% (g)	8% (d)
12/31/2021	$ 39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$ 9.14	0.05	(1.15)	(1.10)	(0.05)	-	(0.05)	$ 7.99	(12.02%) (d)
12/31/2021	$ 8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$ 9.14	9.13%
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
Class L
06/30/2022 (Unaudited)	$10.44	0.05	(1.31)	(1.26)	(0.04)	-	(0.04)	$ 9.14	(12.09%) (d)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
Institutional Class
06/30/2022 (Unaudited)	$10.77	0.08	(1.35)	(1.27)	(0.07)	-	(0.07)	$ 9.43	(11.83%) (d)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$486,118	0.45% (g)	0.37% (g)	1.16% (g)	9% (d)
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
Class L
06/30/2022 (Unaudited)	$ 22,634	0.70% (g)	0.62% (g)	0.92% (g)	9% (d)
12/31/2021	$ 26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
Institutional Class
06/30/2022 (Unaudited)	$ 25,098	0.10% (g)	0.02% (g)	1.56% (g)	9% (d)
12/31/2021	$ 27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$ 7.34	0.03	(1.04)	(1.01)	(0.04)	-	(0.04)	$ 6.29	(13.81%) (d)
12/31/2021	$ 7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$ 7.34	11.98%
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
Class L
06/30/2022 (Unaudited)	$12.05	0.04	(1.72)	(1.68)	(0.01)	-	(0.01)	$10.36	(13.91%) (d)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
Institutional Class
06/30/2022 (Unaudited)	$11.31	0.07	(1.61)	(1.54)	(0.05)	-	(0.05)	$ 9.72	(13.64%) (d)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$1,276,718	0.45% (g)	0.39% (g)	0.95% (g)	6% (d)
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
Class L
06/30/2022 (Unaudited)	$ 148,264	0.70% (g)	0.64% (g)	0.72% (g)	6% (d)
12/31/2021	$ 179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
Institutional Class
06/30/2022 (Unaudited)	$ 94,598	0.10% (g)	0.04% (g)	1.34% (g)	6% (d)
12/31/2021	$ 106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$ 7.95	0.03	(1.26)	(1.23)	(0.03)	—	(0.03)	$ 6.69	(15.48%) (d)
12/31/2021	$ 7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$ 7.95	14.25%
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
Institutional Class
6/30/2022(Unaudited)	$10.75	0.06	(1.71)	(1.65)	(0.04)	—	(0.04)	$ 9.06	(15.33%) (d)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$670,148	0.45% (g)	0.42% (g)	0.77% (g)	7% (d)
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
Institutional Class
06/30/2022(Unaudited)	$ 49,209	0.10% (g)	0.07% (g)	1.23% (g)	7% (d)
12/31/2021	$ 55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$ 6.66	0.01	(1.24)	(1.23)	(0.02)	—	(0.02)	$ 5.41	(18.54%) (d)
12/31/2021	$ 6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$ 6.66	19.49%
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
Institutional Class
6/30/2022(Unaudited)	$11.67	0.04	(2.19)	(2.15)	(0.02)	—	(0.02)	$ 9.50	(18.39%) (d)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$468,499	0.45% (g)	0.45% (g)	0.41% (g)	7% (d)
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
Institutional Class
06/30/2022(Unaudited)	$ 95,819	0.10% (g)	0.10% (g)	0.82% (g)	7% (d)
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. The Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares. The Great-West Moderately Aggressive Profile Fund Class L shares and Great-West Aggressive Profile Fund Class L shares each ceased operations on October 8, 2021. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.

Semi-Annual Report - June 30, 2022

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2022

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$1,023,386,145	$25,532,158	$(123,362,340)	$(97,830,182)
Great-West Moderately Conservative Profile Fund	594,243,917	16,501,629	(76,731,564)	(60,229,935)
Great-West Moderate Profile Fund	1,714,131,473	51,177,540	(245,220,704)	(194,043,164)
Great-West Moderately Aggressive Profile Fund	880,405,196	8,070,149	(168,878,504)	(160,808,355)
Great-West Aggressive Profile Fund	692,842,551	10,619,267	(138,954,556)	(128,335,289)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Great-West Moderately Aggressive Profile Fund and of the Great-West Aggressive Profile Fund ceased operations on October 8, 2021.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Great-West Moderately Aggressive Profile Fund and of the Great-West Aggressive Profile Fund ceased operations on October 8, 2021.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the period ended June 30, 2022.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Semi-Annual Report - June 30, 2022

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,160,398	$ 70,102,381	$ 4,686,896	$ 5,273,609	$ (389,671)	$ (8,474,023)	$ 594,256	$ 61,041,645	6.60%
Great-West Global Bond Fund Institutional Class	4,959,375	93,514,632	5,651,387	4,485,835	(677,789)	(13,550,886)	661,085	81,129,298	8.77
Great-West High Yield Bond Fund Institutional Class	1,832,351	42,201,163	1,679,775	1,597,836	5,859	(6,442,700)	400,793	35,840,402	3.87
Great-West Inflation-Protected Securities Fund Institutional Class	1,903,429	47,021,585	2,403,967	5,132,223	120,373	(3,922,360)	1,100,398	40,370,969	4.36
Great-West Multi-Sector Bond Fund Institutional Class	4,368,297	92,132,101	4,659,132	6,191,210	(525,077)	(11,146,810)	1,638,594	79,453,213	8.59
Great-West Short Duration Bond Fund Institutional Class	1,459,420	93,542,090	2,994,257	11,168,006	(442,624)	(4,373,486)	638,234	80,994,855	8.76
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,173,639	70,032,613	3,567,200	7,085,855	(561,788)	(5,417,308)	420,306	61,096,650	6.60
					(2,470,717)	(53,327,573)	5,453,666	439,927,032	47.55
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,911,746	20,206,468	2,452,759	1,688,202	248,048	(4,085,852)	-	16,885,173	1.82
Great-West International Growth Fund Institutional Class	2,043,130	20,359,305	5,151,198	965,058	343,970	(7,451,627)	-	17,093,818	1.85
Great-West International Value Fund Institutional Class	5,352,215	50,506,561	5,434,710	3,010,214	719,262	(10,294,257)	-	42,636,800	4.61
Great-West Large Cap Growth Fund Institutional Class	2,617,026	27,430,431	5,030,222	2,279,766	(96,418)	(7,154,860)	26,013	23,026,027	2.49
Great-West Large Cap Value Fund Institutional Class	7,527,956	68,708,869	6,120,833	8,398,783	2,164,222	(8,583,871)	769,849	57,847,048	6.25
Great-West Mid Cap Value Fund Institutional Class	3,981,658	37,721,088	4,403,767	5,582,425	(40,762)	(5,258,160)	167,734	31,284,270	3.38
Great-West Real Estate Index Fund Institutional Class	2,803,451	55,470,725	11,004,827	6,582,921	1,420,272	(13,476,100)	690,919	46,416,531	5.01
Great-West Small Cap Growth Fund Institutional Class	851,381	10,081,970	2,127,119	805,669	186,078	(2,970,042)	-	8,433,378	0.91
Great-West Small Cap Value Fund Institutional Class	2,813,052	25,063,081	3,252,038	3,162,920	268,635	(4,362,566)	114,453	20,789,633	2.25
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,817,710	14,995,135	2,700,550	1,323,397	(136,699)	(3,816,145)	-	12,556,143	1.36
					5,076,608	(67,453,480)	1,768,968	276,968,821	29.93
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	208,660,110	241,181,665	3,872,969	37,840,217	-	-	1,445,693	208,660,110	22.55
					0	0	1,445,693	208,660,110	22.55
				Total	$ 2,605,891	$(120,781,053)	$8,668,327	$925,555,963	100.03%

Semi-Annual Report - June 30, 2022

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,160,398	$ 32,005,734	$2,417,739	$ 2,863,599	$ (204,598)	$ (3,843,185)	$ 269,146	$ 27,716,689	5.19%
Great-West Global Bond Fund Institutional Class	4,959,375	42,708,267	3,137,267	2,864,313	(411,263)	(6,083,470)	298,931	36,897,751	6.91
Great-West High Yield Bond Fund Institutional Class	1,832,351	19,217,840	989,578	1,057,917	(30,247)	(2,896,544)	180,642	16,252,957	3.05
Great-West Inflation-Protected Securities Fund Institutional Class	1,903,429	21,477,480	1,573,257	2,890,924	81,694	(1,810,757)	495,464	18,349,056	3.44
Great-West Multi-Sector Bond Fund Institutional Class	4,368,297	42,007,621	2,682,797	3,787,260	(403,378)	(4,908,390)	736,849	35,994,768	6.74
Great-West Short Duration Bond Fund Institutional Class	1,459,420	15,903,997	767,208	2,299,155	(106,191)	(711,883)	107,779	13,660,167	2.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,173,639	31,974,834	2,038,483	3,679,082	(166,106)	(2,564,896)	190,189	27,769,339	5.20
					(1,240,089)	(22,819,125)	2,279,000	176,640,727	33.09
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,911,746	18,928,170	2,278,182	1,540,949	168,673	(3,797,907)	-	15,867,496	2.97
Great-West International Growth Fund Institutional Class	2,043,130	19,073,455	4,170,855	546,325	43,223	(6,741,141)	-	15,956,844	2.99
Great-West International Value Fund Institutional Class	5,352,215	47,395,069	4,361,449	2,353,949	524,977	(9,582,086)	-	39,820,483	7.46
Great-West Large Cap Growth Fund Institutional Class	2,617,026	25,655,444	4,440,186	2,038,414	(181,692)	(6,623,770)	24,166	21,433,446	4.01
Great-West Large Cap Value Fund Institutional Class	7,527,956	64,338,865	5,156,128	8,414,851	752,302	(6,803,577)	715,844	54,276,565	10.17
Great-West Mid Cap Value Fund Institutional Class	3,981,658	35,365,296	3,975,812	5,082,065	(18,838)	(4,954,043)	155,988	29,305,000	5.49
Great-West Real Estate Index Fund Institutional Class	2,803,451	28,838,438	5,497,735	3,425,859	349,437	(6,604,396)	355,672	24,305,918	4.55
Great-West Small Cap Growth Fund Institutional Class	851,381	9,378,278	1,831,206	741,421	(28,316)	(2,558,735)	-	7,909,328	1.48
Great-West Small Cap Value Fund Institutional Class	2,813,052	23,436,436	3,026,750	2,858,353	225,593	(4,082,249)	106,524	19,522,584	3.66
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,817,710	14,011,228	2,311,167	847,958	80,445	(3,768,386)	-	11,706,051	2.19
					1,915,804	(55,516,290)	1,358,194	240,103,715	44.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	117,269,540	136,657,684	4,489,424	24,696,339	-	-	818,771	117,269,540	21.97
					0	0	818,771	117,269,540	21.97
				Total	$ 675,715	$(78,335,415)	$4,455,965	$534,013,982	100.03%

Semi-Annual Report - June 30, 2022

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,538,017	$ 68,881,630	$ 4,116,651	$ 7,565,195	$ (496,888)	$ (8,094,679)	$ 564,859	$ 57,338,407	3.77%
Great-West Global Bond Fund Institutional Class	10,246,005	91,891,921	4,760,122	7,826,991	(1,152,198)	(12,594,773)	621,005	76,230,279	5.02
Great-West High Yield Bond Fund Institutional Class	3,787,073	41,415,600	1,140,160	2,808,515	(69,681)	(6,155,907)	375,888	33,591,338	2.21
Great-West Inflation-Protected Securities Fund Institutional Class	3,937,712	46,252,237	1,773,691	6,286,023	121,382	(3,780,366)	1,035,556	37,959,539	2.50
Great-West Multi-Sector Bond Fund Institutional Class	9,058,325	90,527,132	4,335,208	9,850,429	(899,202)	(10,371,317)	1,540,897	74,640,594	4.91
Great-West Short Duration Bond Fund Institutional Class	3,026,507	34,224,513	965,821	5,369,949	(245,495)	(1,492,275)	226,685	28,328,110	1.86
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,559,229	68,811,803	3,043,605	9,252,413	(594,159)	(5,209,736)	399,100	57,393,259	3.78
					(3,336,241)	(47,699,053)	4,763,990	365,481,526	24.05
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,464,195	77,843,133	6,641,053	8,056,257	(124,915)	(14,475,112)	-	61,952,817	4.08
Great-West International Growth Fund Institutional Class	8,085,532	78,216,826	13,833,721	2,195,300	(217,236)	(26,707,242)	-	63,148,005	4.16
Great-West International Value Fund Institutional Class	21,149,494	194,470,698	6,318,725	8,905,318	(2,226,394)	(34,531,868)	-	157,352,237	10.35
Great-West Large Cap Growth Fund Institutional Class	10,366,846	105,377,397	10,478,680	2,985,230	387,174	(27,966,379)	95,860	84,904,468	5.59
Great-West Large Cap Value Fund Institutional Class	29,558,730	263,671,614	6,831,529	28,225,739	4,441,752	(29,158,964)	2,835,053	213,118,440	14.02
Great-West Mid Cap Value Fund Institutional Class	15,696,497	144,141,901	7,473,329	16,435,687	(619,114)	(19,653,326)	618,229	115,526,217	7.60
Great-West Real Estate Index Fund Institutional Class	7,045,658	75,729,917	9,852,620	6,897,209	1,448,545	(17,599,472)	908,226	61,085,856	4.02
Great-West Small Cap Growth Fund Institutional Class	3,331,681	38,401,061	4,706,825	1,657,063	(28,598)	(10,499,508)	-	30,951,315	2.04
Great-West Small Cap Value Fund Institutional Class	11,060,511	95,783,706	4,291,316	5,143,436	2,346,499	(18,171,636)	421,089	76,759,950	5.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,179,368	57,335,315	5,601,226	2,170,814	(478,236)	(14,530,595)	-	46,235,132	3.04
					4,929,477	(213,294,102)	4,878,457	911,034,437	59.95
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	243,572,346	294,574,102	2,851,549	55,600,676	-	-	1,747,371	243,572,346	16.03
					0	0	1,747,371	243,572,346	16.03
				Total	$ 1,593,236	$(260,993,155)	$11,389,818	$1,520,088,309	100.03%

Semi-Annual Report - June 30, 2022

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,088,991	$ 22,572,949	$1,875,314	$ 3,510,612	$ (153,317)	$ (2,617,199)	$ 180,949	$ 18,320,452	2.55%
Great-West Global Bond Fund Institutional Class	3,272,332	30,029,853	2,323,361	4,013,019	(427,564)	(3,994,045)	198,266	24,346,150	3.39
Great-West High Yield Bond Fund Institutional Class	1,210,732	13,483,140	711,695	1,432,389	15,685	(2,023,249)	120,215	10,739,197	1.49
Great-West Inflation-Protected Securities Fund Institutional Class	1,256,899	15,131,405	1,073,289	2,747,547	167,044	(1,340,644)	330,549	12,116,503	1.68
Great-West Multi-Sector Bond Fund Institutional Class	2,892,021	29,697,133	2,099,785	4,661,064	(323,200)	(3,305,601)	491,944	23,830,253	3.31
Great-West Short Duration Bond Fund Institutional Class	2,360,955	27,382,118	1,483,440	5,618,365	(216,214)	(1,148,653)	177,687	22,098,540	3.07
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,096,190	22,538,827	1,616,323	4,166,831	(223,629)	(1,646,661)	127,764	18,341,658	2.55
					(1,161,195)	(16,076,052)	1,627,374	129,792,753	18.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,403,262	46,368,276	4,627,476	5,659,102	280,853	(8,789,573)	-	36,547,077	5.08
Great-West International Growth Fund Institutional Class	4,752,758	46,879,970	7,490,357	1,271,564	(83,380)	(15,979,722)	-	37,119,041	5.16
Great-West International Value Fund Institutional Class	12,402,149	116,011,311	4,318,300	8,162,906	(1,816,185)	(19,894,716)	-	92,271,989	12.83
Great-West Large Cap Growth Fund Institutional Class	6,078,180	63,154,925	5,626,601	2,242,976	323,455	(16,758,252)	56,150	49,780,298	6.92
Great-West Large Cap Value Fund Institutional Class	17,386,660	157,719,836	4,586,620	16,101,070	6,364,431	(20,847,569)	1,661,000	125,357,817	17.43
Great-West Mid Cap Value Fund Institutional Class	9,231,067	86,899,918	4,188,172	11,068,598	89,939	(12,078,840)	362,430	67,940,652	9.44
Great-West Real Estate Index Fund Institutional Class	2,941,895	31,968,145	4,191,519	3,205,065	667,936	(7,448,367)	375,503	25,506,232	3.54
Great-West Small Cap Growth Fund Institutional Class	1,970,733	23,164,551	2,506,081	986,069	69,770	(6,376,451)	-	18,308,112	2.54
Great-West Small Cap Value Fund Institutional Class	6,505,777	57,736,671	3,068,160	7,240,635	(895,554)	(8,414,107)	247,102	45,150,089	6.28
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,219,311	34,342,169	3,069,619	1,450,313	(167,305)	(8,789,115)	-	27,172,360	3.78
					4,833,960	(125,376,712)	2,702,185	525,153,667	73.00
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	64,650,421	80,126,465	2,793,969	18,736,435	-	-	466,422	64,650,421	8.99
					0	0	466,422	64,650,421	8.99
				Total	$ 3,672,765	$(141,452,764)	$4,795,981	$719,596,841	100.03%

Semi-Annual Report - June 30, 2022

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,838,712	$ 51,771,525	$4,657,519	$ 6,403,130	$ 163,620	$ (9,864,604)	$ -	$ 40,161,310	7.12%
Great-West International Growth Fund Institutional Class	5,202,129	51,963,457	8,233,959	1,852,915	(232,025)	(17,715,875)	-	40,628,626	7.20
Great-West International Value Fund Institutional Class	13,617,653	129,639,987	4,656,800	9,267,685	(628,967)	(23,713,765)	-	101,315,337	17.95
Great-West Large Cap Growth Fund Institutional Class	6,667,794	69,830,541	6,808,332	3,322,001	347,066	(18,707,640)	61,325	54,609,232	9.68
Great-West Large Cap Value Fund Institutional Class	19,021,420	175,146,795	4,549,520	21,586,655	4,520,585	(20,965,225)	1,815,488	137,144,435	24.30
Great-West Mid Cap Value Fund Institutional Class	10,102,780	95,396,129	3,899,337	13,372,045	(1,969,483)	(11,566,959)	395,919	74,356,462	13.18
Great-West Real Estate Index Fund Institutional Class	1,964,087	21,763,507	2,755,124	1,634,036	1,150,564	(5,855,957)	250,630	17,028,638	3.02
Great-West Small Cap Growth Fund Institutional Class	2,142,896	25,430,091	2,957,034	1,538,533	(91,957)	(6,941,084)	-	19,907,508	3.53
Great-West Small Cap Value Fund Institutional Class	7,144,228	63,594,642	3,413,822	8,515,349	(1,635,883)	(8,912,175)	270,411	49,580,940	8.78
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,623,412	38,062,265	3,525,743	1,695,762	119,646	(10,117,472)	-	29,774,774	5.27
					1,743,166	(134,360,756)	2,793,773	564,507,262	100.03
				Total	$ 1,743,166	$(134,360,756)	$2,793,773	$564,507,262	100.03%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$77,192,244	$115,180,038
Great-West Moderately Conservative Profile Fund	55,145,221	72,664,446
Great-West Moderate Profile Fund	99,015,829	188,825,477
Great-West Moderately Aggressive Profile Fund	57,650,079	105,947,323
Great-West Aggressive Profile Fund	45,457,191	70,931,278
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.

Semi-Annual Report - June 30, 2022

On August 1, 2022, Empower announced changes to the names of certain operating companies within its corporate group to further strengthen recognition and customer alignment with the Empower brand. In connection with Empower’s ongoing development of the Empower brand, certain Empower companies have been renamed to include “Empower” in the legal names of the companies. Effective August 1, 2022, the Great-West Conservative Profile Fund changed its name to the Empower Conservative Profile Fund, the Great-West Moderately Conservative Profile Fund changed its name to the Empower Moderately Conservative Profile Fund, the Great-West Moderate Profile Fund changed its name to the Empower Moderate Profile Fund, the Great-West Moderately Aggressive Profile Fund changed its name to the Empower Moderately Aggressive Profile Fund, and the Great-West Aggressive Profile Fund changed its name to the Empower Aggressive Profile Fund.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Aggressive Profile Fund; (ii) Great-West Moderately Aggressive Profile Fund; (iii) Great-West Moderate Profile Fund; (iv) Great-West Moderately Conservative Profile Fund; and (v) Great-West Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”). (The Funds and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of GWCM to review, among other things, comparative information regarding each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Funds and their shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent strategic initiatives, progress on the implementation of an enhanced trade order management system and various other projects, and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Funds—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on GWCM generally and the Funds, and considered how monitoring and analysis of such developments informs GWCM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple benchmark indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark and composite indices and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the second, fourth, fourth and first quintiles, respectively, of its performance universe, exceeding the performance universe median for the one- and ten-year periods ended December 31, 2021. As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2021 were in the first, third and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the one-year period ended December 31, 2021.
•	Great-West Moderately Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2021, with specific rankings in the 61st, 70th, and 73rd percentiles, respectively, of its performance universe. In addition, for the ten-year period ended December 31, 2021, the annualized returns of the Fund’s Investor Class were in the third quintile (56th percentile) of its performance universe. The annualized returns of the Fund’s Institutional Class were in the third, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, with specific rankings in the 55th, 62nd and 66th percentiles, respectively, of its performance universe.
•	Great-West Moderate Profile Fund: The annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for each of the one-, three- and ten-year periods ended December 31, 2021, and in the third quintile of its performance universe for the five-year period ended December 31, 2021, exceeding the performance universe median for each period reviewed. As to the Fund’s Institutional Class, the annualized returns were in the second quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2021, which exceeded the performance universe median for each period.
•	Great-West Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the fourth, fifth, fifth and fourth quintiles, respectively, of its performance universe. As to the Fund’s Institutional Class, the annualized returns were in the fourth quintile for each of the one-, three- and five-year periods ended December 31, 2021.

•	Great-West Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021, were in the third, third, fourth and third quintiles, respectively, of its performance universe, with specific performance universe rankings in the 45th, 60th, 61st and 55th percentiles, respectively. As to the Fund’s Institutional Class, the annualized returns were in the second, third and third quintiles for the one-, three- and five-year periods ended December 31, 2021, respectively, with specific performance universe rankings in the 39th, 53rd and 53rd percentiles, respectively. For each class of the Fund, the annualized returns for the one-year period ended December 31, 2021 exceeded its respective performance universe median. In addition, the annualized returns of the Institutional Class outperformed its composite index for the one-year period ended December 31, 2021.
In assessing the comparative performance information, including the data indicating that—with the exception of the Conservative Profile Fund’s Institutional Class for the period noted above—each Fund underperformed its composite index for each period reviewed, the Board considered GWCM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from GWCM regarding the ratings and rolling analyses applied to each Fund by GWCM. Noting that each Fund operates as a “fund of funds,” with GWCM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered GWCM’s asset allocation processes and the oversight thereof in its evaluation of the each Fund’s performance. The Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was GWCM’s assessment that each Fund meets expectations with respect to its investment objective.
Taking into account all of the foregoing, the Board determined that it was satisfied with the oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2023, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by GWCM’s parent company, GWL&A.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the fourth quintile of its peer group and above its peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group and lower than the peer group median expense ratio.
•	Great-West Moderately Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group and above its peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group and lower than the peer group median expense ratio.
•	Great-West Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was lower than the peer group median expense ratio and ranked in the second quintile of the peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the first quintile of the peer group.

•	Great-West Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio, ranking in the second quintile for the Investor Class and in the first quintile for the Institutional Class.
•	Great-West Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Consultant assessing expenses in the context of performance. In this connection, the Board considered the Independent Consultant’s opinion that each Fund’s total annual operating expense ratio is reasonable.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that GWCM reported a negative margin associated with its management of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Great-West Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by GWL&A. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022